Acquisition of Aetna - Intangible Assets (Details) - Aetna Inc. - USD ($) $ in Millions	Nov. 29, 2018	Nov. 28, 2018
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (years)	15 years 1 month 6 days
Acquired Indefinite-lived Intangible Assets [Line Items]
Total intangible assets		$ 23,746
Medicare Part D Customer Relationship [Domain]
Acquired Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets, gross fair value		101
Trademarks
Acquired Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets, gross fair value		4,100
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross fair value		13,630
Weighted Average Useful Life (years)	14 years 4 months 24 days
The maximum number of years in the period prior to the next renewal or extension for provider networks (in years)	1 year
Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross fair value		1,060
Weighted Average Useful Life (years)	3 years
Provider networks
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross fair value		4,200
Weighted Average Useful Life (years)	20 years
The minimum number of years in the period prior to the next renewal or extension for provider networks (in years)	1 year
The maximum number of years in the period prior to the next renewal or extension for provider networks (in years)	3 years
Value of Business Acquired
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross fair value		590
Weighted Average Useful Life (years)	20 years
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross fair value		$ 65
Weighted Average Useful Life (years)	5 years